Shareholders’ Equity - Schedule of Issuance of Equity Warrants to Investors and Associate (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
September 13, 2022 [Member]
Schedule of Equity Warrants to Investors and Associated with the IPO [Line Items]
Number of warrants to purchase Ordinary Shares | shares	98,261
Exercise price for each warrant | $ / shares	$ 160
Exercise ratio	Each warrant is exercisable into 1 ordinary share
Expiration date	5 years following the issuance date
Notes	Registered for trading (*)	[1]
September 15, 2022 [Member]
Schedule of Equity Warrants to Investors and Associated with the IPO [Line Items]
Number of warrants to purchase Ordinary Shares | shares	2,344
Exercise price for each warrant | $ / shares	$ 424.8
Exercise ratio	Each warrant is exercisable into 1 ordinary share
Expiration date	5 years following the issuance date
Notes	Owned by underwriter
September 15, 2022 [Member]
Schedule of Equity Warrants to Investors and Associated with the IPO [Line Items]
Number of warrants to purchase Ordinary Shares | shares	295
Exercise price for each warrant | $ / shares	$ 338.4
Exercise ratio	Each warrant is exercisable into 1 ordinary share
Expiration date	10 years following the issuance date
Notes	Owned by the legal advisor
November 27, 2024 Member]
Schedule of Equity Warrants to Investors and Associated with the IPO [Line Items]
Number of warrants to purchase Ordinary Shares | shares	205,500
Exercise price for each warrant | $ / shares	$ 10	[2]
Exercise ratio	Each warrant is exercisable into 1 ordinary share
Expiration date	5 years following the issuance date
Notes	Owned by an investor
November 27, 2024 Member]
Schedule of Equity Warrants to Investors and Associated with the IPO [Line Items]
Number of warrants to purchase Ordinary Shares | shares	78,000
Exercise price for each warrant | $ / shares	$ 0.0004
Exercise ratio	Each pre funded warrant is exercisable into 1 ordinary share
Expiration date	Until exercised in full
Notes	Owned by an investor

[1]	The warrants are exercisable at any time after their original issuance and at any time up to the date that is five years after their original issuance. The warrants will be exercisable, at the option of each holder, in whole or in part by delivering to us a duly executed exercise notice and, at any time a registration statement registering the issuance of the ordinary shares underlying the warrants under the Securities Act of 1933, as amended, is effective and available for the issuance of such shares, by payment in full in immediately available funds for the number of ordinary shares purchased upon such exercise. The exercise price per whole ordinary share purchasable upon exercise of the warrants $320.00 per share (the “Initial Exercise Price”). The exercise price is subject to appropriate adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting ordinary shares and also upon any distributions of assets, including cash, stock or other property to the Company’s shareholders. Subject to certain exemptions outlined in the warrant, for a period until two years from the date of issuance of the warrant, if the Company shall sell, enter into an agreement to sell and subsequently sells, or grant any option to purchase, or sell, enter into an agreement to sell and subsequently sells, or grant any right to reprice, or otherwise dispose of or issue (or announce any offer, sale, grant or any option to purchase or other disposition the subsequently closes) any ordinary shares or convertible security, at an effective price per share less than the exercise price of the warrant then in effect, the exercise price of the warrant shall be reduced to equal the effective price per share in such Dilutive Issuance; provided, however, that in no event shall the exercise price of the warrant be reduced to an exercise price lower than 50% of the Initial Exercise Price. On the date that is 90 calendar days immediately following the initial issuance date of the warrants, the exercise price of the warrants will adjust (the “Reset Price”), provided that such value is less than the exercise price in effect on that date. The Reset Price is equal to the greater of (a) 50% of the Initial Exercise Price of the warrants on the issuance date or (b) 100% of the lowest volume weighted average price per ordinary share occurring on any day between the initial exercise date of the warrants and 90 calendar days following the issuance date of the warrants. The lowest Reset Price is $160.00, which is 50% of the Initial Exercise Price.
[2]	On January 30, 2025, the exercise price of the warrants pursuant to a November 2024 private placement was adjusted to $4.00 per share following the closing of an additional offering.